Goodwill and Other Intangible Assets - Finite-Lived Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite Lived Intangible Asset Disclosures
Weighted average remaining expected life of finite lived intangible assets	11 years
Gross carrying value	$ 34.9	$ 34.9
Accumulated amortization	24.3	23.3
Net carrying value	10.6	11.6
Amortization expense for intangible assets with finite useful lives	1.0	2.8	$ 2.8
Estimated amortization expense for the next five years
2024	1.0
2025	1.0
2026	1.0
2027	1.0
2028	1.0
Other finite lived intangible assets
Finite Lived Intangible Asset Disclosures
Finite lived intangible assets fully amortized during the period	$ 0.0	$ 6.5